CONSULTING AGREEMENTS	12 Months Ended
Dec. 31, 2015
CONSULTING AGREEMENTS [Abstract]
CONSULTING AGREEMENTS

NOTE 11: CONSULTING AGREEMENTS

During the fiscal years ended December 31, 2014, and December 31, 2015, we executed consulting agreements with the following:

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Consulting Agreement dated as of October 1, 2014, between Yes International and the registrant with respect to investor relations, consulting, press services and Edgar filing services.

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Consulting Agreement dated as of October 1, 2015, between Vincent Caruso and the registrant with respect to advice on marketing and business development on a non-exclusive basis, in exchange for 1,500,000 shares of our common stock to be registered on Form S-8, pursuant to the Securities Act.  Mr. Caruso has already received 1,500,000 restricted shares of our common stock.  As soon as we can legally issue registered S-8 common stock, we will exchange the previously issued 1,500,000 restricted shares of our common stock for 1,500,000 registered shares of our common stock.

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Consulting Agreement dated as of October 1, 2015, between Stephen Simon and the registrant with respect to advice on marketing and business development on a non-exclusive basis, in exchange for 1,500,000 shares of our common stock to be registered on Form S-8, pursuant to the Securities Act.  Mr. Simon has already received 1,500,000 restricted shares of our common stock. As soon as we can legally issue registered S-8 common stock, we will exchange the previously issued 1,500,000 restricted shares of our common stock for 1,500,000 registered shares of our common stock.

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Consulting Agreement dated July 23, 2015, between Delaney Equity Group, LLC and the registrant with respect to efforts to advise the registrant and/or any of its projects, or otherwise arrange for the registrant to receive capital on terms and conditions acceptable to the registrant, through any legal means, whether equity, debt or any combination thereof. Delaney Equity Group, LLC shall receive a combination of cash, warrants for the purchase of shares of our common stock, and shares of our common stock as described in the agreement.F-14

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Consulting Agreement dated November 9, 2015, between FMW Media Works Corp. and the registrant with respect to advice as will assist in maximizing the effectiveness of the registrant's business model both relative to its business model and to its present and contemplated capital structure, in exchange for 14,500,000 shares of our restricted common stock, pursuant to the Securities Act. The shares will be included in any registration statement filed within one year from the effective date of the agreement. The shares shall be deemed fully earned upon signing of agreement.

On October 1, 2015, we executed a Mutual Release with Jack Frydman in connection with the termination of a Consulting Agreement dated October 1, 2013.

Pursuant to the Mutual Release we acknowledged that Mr. Frydman had received 12,500,000 shares of our restricted common stock as a final payment for all services under the Consulting Agreement dated October 1, 2013.

On October 1, 2015, we executed a Mutual Release with Julios Kosta in connection with the termination of a Consulting Agreement dated October 1, 2013. Pursuant to the Mutual Release we acknowledged that Mr. Kosta had received 16,000,000 shares of our restricted common stock as a final payment for all services under the Consulting Agreement dated October 1, 2013.